SIGNIFICANT ACCOUNTING POLICIES - Schedule of disaggregation of revenue by type of contract (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue
Revenue	¥ 3,232,731	$ 468,702	¥ 5,303,835	¥ 5,825,624
Sales to Xiaomi
Revenue
Revenue	1,403,354		2,295,569	2,889,441
Sales to Xiaomi | Xiaomi-branded products
Revenue
Revenue	1,154,689		2,021,117	2,560,787
Sales to Xiaomi | Viomi-branded products
Revenue
Revenue	248,665		274,452	326,114
Sales to Xiaomi | Rendering of services
Revenue
Revenue				2,540
Sales to Third Party Customers
Revenue
Revenue	¥ 1,829,377		¥ 3,008,266	¥ 2,936,183